Stock-Based Compensation - Additional Information (Detail) $ in Thousands	12 Months Ended
	May. 02, 2015 USD ($) CompensationPlan shares	May. 03, 2014 USD ($) shares	Apr. 27, 2013 USD ($) shares	Sep. 11, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based incentive plans | CompensationPlan	4
Shares of common stock available for future grants | shares	4,327,000
Stock options granted | shares	0	0	515,000
Total intrinsic value of options exercised	$ 596	$ 227	$ 1,206
Stock-based compensation expense	19,989	12,171	20,187
Selling and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	19,989	12,171	20,187
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense	$ 320
Unrecognized compensation expense, weighted average period	4 months 17 days
Total fair value of shares that vested	$ 2,188	2,955	13,447
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years	1 year
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years	4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense	$ 23,101
Unrecognized compensation expense, weighted average period	1 year 9 months 7 days
Total fair value of shares that vested	$ 23,578	$ 9,475	$ 205
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years	1 year
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years	4 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years	4 years
Contractual term	10 years
Total unrecognized compensation expense	$ 671
Unrecognized compensation expense, weighted average period	7 months 2 days
Two Thousand Nine Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized | shares				1,700,000
Shares of common stock available for future grants | shares	4,326,902